Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 1,194,000	$ 438,000	$ 1,898,000	$ 925,000	$ 1,654,000
Prepaid expenses and other current assets	75,000	118,000		74,000
Income tax receivable	609,000	321,000		733,000
Total current assets	1,878,000	877,000		1,732,000
Total assets	1,878,000	877,000		1,732,000
Current liabilities:
Accounts payable	643,000	1,245,000		585,000
Accrued expenses	1,119,000	842,000		505,000
Convertible notes payable - current portion, net		2,733,000
Term debt	298,000	294,000
Demand notes payable		250,000		250,000
Accrued interest	58,000	155,000		35,000
Total current liabilities	2,118,000	5,519,000		1,375,000
Long-term liabilities:
Convertible notes payable, net	667,000			2,712,000
Accrued interest	48,000			39,000
Total long-term liabilities	715,000			3,038,000
Commitments and contingencies (Note 6)
Stockholders’ deficit:
Preferred stock, $0.001 par value; 20,000,000 authorized; no shares issued or outstanding as of June 30, 2017 and December 31, 2016				0
Common stock, $0.001 par value; 200,000,000 authorized; 36,704,639 and 32,201,306 shares issued and outstanding, as of June 30, 2017 and December 31, 2016, respectively	37,000	32,000		30,000
Additional paid-in capital	24,883,000	14,029,000		10,943,000
Accumulated deficit	(25,767,000)	(18,779,000)		(13,667,000)
Accumulated comprehensive gain (loss), net	(108,000)	76,000		13,000
Total stockholders’ deficit	(955,000)	(4,642,000)		(2,681,000)	$ (1,316,000)
Total liabilities and stockholders’ deficit	$ 1,878,000	$ 877,000		$ 1,732,000